Goodwill and intangible assets (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	UBS considers the segments, as reported in Note 2a, as separate cash-generating units (CGUs).
Information Whether Recoverable Amount Of AssetIs Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective segment.
Increase (decrease) in goodwill impairment due to revision of equity attribution methodology	SFr 0	SFr 0
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a segment is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support the perpetual growth implied by the long-term growth rate. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each segment is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Group ALM manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a segment requires to conduct its business and is considered an appropriate starting point from which to determine the carrying value of the segments. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. The discount rates were unchanged between 2016 and 2017. Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group total capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
UBS AG
Disclosure Of Information For IndividualAsset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	UBS considers the segments, as reported in Note 2a, as separate cash-generating units (CGUs).
Information Whether Recoverable Amount Of AssetIs Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each segment to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective segment.
Increase (decrease) in goodwill impairment due to revision of equity attribution methodology	SFr 0	SFr 0
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a segment is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support the perpetual growth implied by the long-term growth rate. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each segment is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Group ALM manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a segment requires to conduct its business and is considered an appropriate starting point from which to determine the carrying value of the segments. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. The discount rates were unchanged between 2016 and 2017. Key assumptions used to determine the recoverable amounts of each segment are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s total capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%